Related Party Disclosures - Additional Information (Detail) - Dr.Redkar [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020
Disclosure of transactions between related parties [line items]
Related Party loan amount outstanding	$ 133	$ 131
Ordinary shares held for collateral		40,849,813
Interest Rate		2.07%